MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT - SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Shares Authorized (in shares)	658,311,424	414,033,220	643,333,662
Shares issued (in shares)	412,742,897	412,742,897	321,626,778
Redeemable convertible preferred stock, outstanding (in shares)	412,742,897	412,742,897	321,626,778
Liquidation Amount	$ 2,191,086	$ 2,191,086	$ 922,786
Redeemable convertible preferred stock	$ 2,179,739	$ 2,179,739	$ 912,411
Series A
Temporary Equity [Line Items]
Shares Authorized (in shares)	131,913,460	131,913,460	263,826,920
Shares issued (in shares)	131,913,460	131,913,460	131,913,460
Redeemable convertible preferred stock, outstanding (in shares)	131,913,460	131,913,460	131,913,460
Per Share Liquidation Preference (in dollars per share)	$ 0.1954	$ 0.1954	$ 0.1954
Liquidation Amount	$ 25,777	$ 25,777	$ 25,777
Per Share Initial Conversion Price (in dollars per share)	$ 0.1954	$ 0.1954	$ 0.1954
Redeemable convertible preferred stock	$ 16,139	$ 16,139	$ 16,139
Series B
Temporary Equity [Line Items]
Shares Authorized (in shares)	80,263,020	80,263,020	160,526,040
Shares issued (in shares)	80,263,020	80,263,020	80,263,020
Redeemable convertible preferred stock, outstanding (in shares)	80,263,020	80,263,020	80,263,020
Per Share Liquidation Preference (in dollars per share)	$ 0.6354	$ 0.6354	$ 0.6354
Liquidation Amount	$ 50,999	$ 50,999	$ 50,999
Per Share Initial Conversion Price (in dollars per share)	$ 0.6354	$ 0.6354	$ 0.6354
Redeemable convertible preferred stock	$ 50,999	$ 50,999	$ 50,999
Series C
Temporary Equity [Line Items]
Shares Authorized (in shares)	43,788,180	43,788,180	87,576,360
Shares issued (in shares)	43,788,180	43,788,180	43,788,180
Redeemable convertible preferred stock, outstanding (in shares)	43,788,180	43,788,180	43,788,180
Per Share Liquidation Preference (in dollars per share)	$ 2.5121	$ 2.5121	$ 2.5121
Liquidation Amount	$ 110,000	$ 110,000	$ 110,000
Per Share Initial Conversion Price (in dollars per share)	$ 2.5121	$ 2.5121	$ 2.5121
Redeemable convertible preferred stock	$ 109,870	$ 109,870	$ 109,870
Series D
Temporary Equity [Line Items]
Shares Authorized (in shares)	35,774,761	35,774,761	71,549,522
Shares issued (in shares)	35,774,761	35,774,761	35,774,761
Redeemable convertible preferred stock, outstanding (in shares)	35,774,761	35,774,761	35,774,761
Per Share Liquidation Preference (in dollars per share)	$ 10.1450	$ 10.1450	$ 10.1450
Liquidation Amount	$ 362,935	$ 362,935	$ 362,935
Per Share Initial Conversion Price (in dollars per share)	$ 10.1450	$ 10.1450	$ 10.1450
Redeemable convertible preferred stock	$ 362,670	$ 362,670	$ 362,670
Series E
Temporary Equity [Line Items]
Shares Authorized (in shares)	29,887,357	29,887,357	59,854,820
Shares issued (in shares)	29,887,357	29,887,357	29,887,357
Redeemable convertible preferred stock, outstanding (in shares)	29,887,357	29,887,357	29,887,357
Per Share Liquidation Preference (in dollars per share)	$ 12.4827	$ 12.4827	$ 12.4827
Liquidation Amount	$ 373,075	$ 373,075	$ 373,075
Per Share Initial Conversion Price (in dollars per share)	$ 12.4827	$ 12.4827	$ 12.4827
Redeemable convertible preferred stock	$ 372,733	$ 372,733	$ 372,733
Series F
Temporary Equity [Line Items]
Shares Authorized (in shares)	48,000,000	48,000,000
Shares issued (in shares)	48,000,000	48,000,000
Redeemable convertible preferred stock, outstanding (in shares)	48,000,000	48,000,000
Per Share Liquidation Preference (in dollars per share)	$ 12.5000	$ 12.5000
Liquidation Amount	$ 600,000	$ 600,000
Per Share Initial Conversion Price (in dollars per share)	$ 12.5000	$ 12.5000
Redeemable convertible preferred stock	$ 599,284	$ 599,284
Series G
Temporary Equity [Line Items]
Shares Authorized (in shares)	44,406,442	44,406,442
Shares issued (in shares)	43,116,119	43,116,119
Redeemable convertible preferred stock, outstanding (in shares)	43,116,119	43,116,119
Per Share Liquidation Preference (in dollars per share)	$ 15.5000	$ 15.5000
Liquidation Amount	$ 668,300	$ 668,300
Per Share Initial Conversion Price (in dollars per share)	$ 15.5000	$ 15.5000
Redeemable convertible preferred stock	$ 668,044	$ 668,044
Series G-1
Temporary Equity [Line Items]
Shares Authorized (in shares)	244,278,204
Shares issued (in shares)	0
Redeemable convertible preferred stock, outstanding (in shares)	0
Per Share Liquidation Preference (in dollars per share)	$ 18.6000
Liquidation Amount	$ 0
Per Share Initial Conversion Price (in dollars per share)	$ 18.6000
Redeemable convertible preferred stock	$ 0